Intangible Assets - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Total intangibles	$ 9,587	$ 9,587	$ 9,587
Less accumulated amortization	(6,802)	(6,400)	(5,900)
Total intangibles net of amortization	2,785	3,187	3,687
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangibles	350	350	350
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangibles	3,990	3,990	3,990
Developed Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangibles	4,685	4,685	4,685
Other Patents And Patent Applications [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangibles	$ 562	$ 562	$ 562